Schedule of Notional Amounts of Financial Instruments Other (Details)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Maximum Length of Time Hedged in Cash Flow Hedge	2 years